8. Research and Development Expenses	12 Months Ended
Dec. 31, 2020
Research And Development Expenses
Research and Development Expenses

8.          Research and development expenses

The following table shows the different types of expenses allocated to research and development costs for the years ended December 31:

	2020	2019	2018
Third-party services	29,324	27,338	22,126
Personnel expenses	13,638	10,154	8,055
Legal, consulting and patent expenses	2,380	1,983	1,672
Cost of materials	1,730	1,547	1,140
Amortisation and depreciation	834	725	351
Other expenses	2,083	2,044	1,804
	49,989	43,791	35,148